As filed with the Securities and Exchange Commission on March 19, 2012

Securities Act File No. 2-47015

Investment Company Act File No. 811-2354

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 93	☒

BLACKROCK LIQUIDITY FUNDS

(Exact Name of Registrant as Specified in Charter)

100 Bellevue Parkway, Wilmington, Delaware 19809

(Address of Principal Executive Office)

Registrant’s Telephone Number: (302) 797-2000

Brian Kindelan

100 Bellevue Parkway

Wilmington, Delaware 19805

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Shares of beneficial interest.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the “Securities Act”) and the Investment Company Act of 1940, the Registrant certifies that it meets all requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York, and the State of New York on the 19th day of March, 2012.

BLACKROCK LIQUIDITY FUNDS
(REGISTRANT)

By:	/s/ JOHN M. PERLOWSKI
John M. Perlowski
(President and Chief Executive Officer)

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/s/ JOHN M. PERLOWSKI	President and Chief Executive Officer (Principal Executive Officer)	March 19, 2012
(John M. Perlowski)

/s/ NEAL J. ANDREWS	Chief Financial Officer (Principal Financial and Accounting Officer)	March 19, 2012
(Neal J. Andrews)

DAVID O. BEIM*	Trustee
(David O. Beim)

RONALD W. FORBES*	Trustee
(Ronald W. Forbes)

DR. MATINA S. HORNER*	Trustee
(Dr. Matina S. Horner)

RODNEY D. JOHNSON*	Trustee
(Rodney D. Johnson)

HERBERT I. LONDON*	Trustee
(Herbert I. London)

CYNTHIA A. MONTGOMERY*	Trustee
(Cynthia A. Montgomery)

JOSEPH P. PLATT*	Trustee
(Joseph P. Platt)

ROBERT C. ROBB, JR.*	Trustee
(Robert C. Robb, Jr.)

	TOBY ROSENBLATT*	Trustee
(Toby Rosenblatt)

	KENNETH L. URISH*	Trustee
(Kenneth L. Urish)

	FREDERICK W. WINTER*	Trustee
(Frederick W. Winter)

	PAUL L. AUDET*	Trustee
(Paul L. Audet)

	HENRY GABBAY*	Trustee
(Henry Gabbay)

*By:	/s/ BEN ARCHIBALD		March 19, 2012
(Ben Archibald, Attorney-In-Fact)

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase